3. CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Cash and cash equivalents
		Consolidated
	12/31/2017	12/31/2016
Current
Cash and cash equivalents
Cash and banks	193,702	502,480

Short-term investments
In Brazil:
Government securities	12,100	17,929
Private securities	644,525	1,390,707
	656,625	1,408,636
Abroad:
Time deposits	2,561,245	2,960,046
Total short-term investments	3,217,870	4,368,682
Cash and cash equivalents	3,411,572	4,871,162